Condensed Financial Information of the Parent Company Only - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from bank subsidiaries	$ 17,287	$ 19,235
Other assets	7,658	7,268
Total assets	1,831,550	1,733,731
Liabilities and Stockholders’ Equity
Subordinated notes	49,486	49,486
Other liabilities	12,922	15,248
Stockholders’ equity	148,956	130,589	$ 115,038	$ 99,414
Total liabilities and stockholders’ equity	1,831,550	1,733,731
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Assets
Cash and due from bank subsidiaries	1,805	2,013
Investment in bank-issued trust preferred securities	1,288	1,229
Investment in subsidiaries	197,243	183,020
Deferred tax asset	589	1,496
Other assets	1,238	1,076
Total assets	202,163	188,834
Liabilities and Stockholders’ Equity
Subordinated notes	49,486	49,486
Other liabilities	3,721	8,759
Stockholders’ equity	148,956	130,589
Total liabilities and stockholders’ equity	$ 202,163	$ 188,834